Prepaid expenses and other current assets (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Percentage of value added tax	22.00%	22.00%
Research and development tax credit	€ 4,100,000	€ 3,900,000
Taxes Payable, Current	540,000	281,000
Research and Development Expense	3,390,677	4,688,461	€ 3,702,982
Due from Related Parties	58,009
Legal Fees	25,000
Other advance payments for operating services	32,000
Research And Development Expense Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and Development Expense	€ 1,177,000	€ 266,000